Quarterly Holdings Report
for
Fidelity Advisor® High Income Advantage Fund
January 31, 2023
HY-NPRT1-0423
1.813043.118
Corporate Bonds - 68.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.9%
Diversified Financial Services - 0.2%
New Cotai LLC 5% 2/24/27 (b)	1,745	3,750
Energy - 0.7%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	711	4,556
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,228	7,867
		12,423
TOTAL CONVERTIBLE BONDS		16,173
Nonconvertible Bonds - 67.3%
Aerospace - 3.3%
ATI, Inc.:
4.875% 10/1/29	845	773
5.125% 10/1/31	750	682
Bombardier, Inc.:
6% 2/15/28 (d)	830	787
7.125% 6/15/26 (d)	1,625	1,619
7.875% 4/15/27 (d)	3,970	3,954
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)	1,575	1,438
Moog, Inc. 4.25% 12/15/27 (d)	480	445
Rolls-Royce PLC 5.75% 10/15/27 (d)	1,440	1,400
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)	2,035	2,042
TransDigm UK Holdings PLC 6.875% 5/15/26	1,820	1,798
TransDigm, Inc.:
4.625% 1/15/29	4,860	4,384
4.875% 5/1/29	15,000	13,507
5.5% 11/15/27	14,675	14,015
6.25% 3/15/26 (d)	6,870	6,868
7.5% 3/15/27	6,780	6,833
		60,545
Air Transportation - 1.6%
Air Canada 3.875% 8/15/26 (d)	1,240	1,147
Allegiant Travel Co. 7.25% 8/15/27 (d)	1,320	1,290
Delta Air Lines, Inc. 7% 5/1/25 (d)	369	380
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (d)	5,424	5,359
4.75% 10/20/28 (d)	5,330	5,193
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)	3,145	3,003
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)	4,086	4,128
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25 (d)	1,044	1,065
8% 9/20/25 (d)	470	481
United Airlines, Inc.:
4.375% 4/15/26 (d)	3,965	3,764
4.625% 4/15/29 (d)	3,180	2,901
		28,711
Automotive - 0.2%
Ford Motor Co. 6.1% 8/19/32	1,765	1,731
Ford Motor Credit Co. LLC 3.625% 6/17/31	2,125	1,767
		3,498
Automotive & Auto Parts - 1.5%
Allison Transmission, Inc. 5.875% 6/1/29 (d)	1,265	1,218
Arko Corp. 5.125% 11/15/29 (d)	1,290	1,023
Dana, Inc.:
4.25% 9/1/30	1,185	1,003
4.5% 2/15/32	1,305	1,101
Ford Motor Co. 3.25% 2/12/32	3,965	3,147
Ford Motor Credit Co. LLC:
3.375% 11/13/25	2,500	2,328
4% 11/13/30	5,460	4,767
5.113% 5/3/29	1,330	1,260
7.35% 11/4/27	1,890	1,982
LCM Investments Holdings 4.875% 5/1/29 (d)	3,695	3,049
McLaren Finance PLC 7.5% 8/1/26 (d)	1,130	831
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)	1,850	1,662
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)	785	599
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (d)(e)(f)	4,255	4,138
		28,108
Banks & Thrifts - 1.5%
Ally Financial, Inc.:
8% 11/1/31	3,105	3,404
8% 11/1/31	16,957	18,676
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)	4,245	3,866
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	1,240	1,107
		27,053
Broadcasting - 1.7%
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)	1,615	1,316
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	6,155	454
DISH Network Corp. 11.75% 11/15/27 (d)	4,730	4,915
Gray Escrow II, Inc. 5.375% 11/15/31 (d)	2,810	2,161
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)	1,145	744
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)	2,980	2,690
5.625% 7/15/27 (d)	4,355	4,148
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)	360	301
Sirius XM Radio, Inc.:
3.125% 9/1/26 (d)	1,240	1,116
3.875% 9/1/31 (d)	1,655	1,364
4% 7/15/28 (d)	3,220	2,866
5% 8/1/27 (d)	4,000	3,785
Townsquare Media, Inc. 6.875% 2/1/26 (d)	725	678
Univision Communications, Inc.:
4.5% 5/1/29 (d)	1,610	1,385
7.375% 6/30/30 (d)	2,850	2,795
		30,718
Building Materials - 0.4%
Advanced Drain Systems, Inc.:
5% 9/30/27 (d)	355	338
6.375% 6/15/30 (d)	890	884
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (d)	835	796
CP Atlas Buyer, Inc. 7% 12/1/28 (d)	710	548
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)	590	491
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (d)	1,345	1,204
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	1,540	1,407
6.125% 7/1/29 (d)	650	559
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)	1,445	1,357
		7,584
Cable/Satellite TV - 4.8%
Block Communications, Inc. 4.875% 3/1/28 (d)	1,090	959
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	2,275	1,895
4.5% 5/1/32	21,015	17,390
4.75% 3/1/30 (d)	8,310	7,261
4.75% 2/1/32 (d)	3,745	3,183
5% 2/1/28 (d)	3,440	3,212
5.125% 5/1/27 (d)	16,615	15,835
6.375% 9/1/29 (d)	1,765	1,703
7.375% 3/3/31 (d)(g)	4,660	4,672
CSC Holdings LLC:
4.5% 11/15/31 (d)	4,015	2,957
5.375% 2/1/28 (d)	5,535	4,670
5.5% 4/15/27 (d)	9,040	7,962
6.5% 2/1/29 (d)	3,900	3,390
DISH DBS Corp.:
5.25% 12/1/26 (d)	2,420	2,086
5.75% 12/1/28 (d)	2,170	1,775
Dolya Holdco 18 DAC 5% 7/15/28 (d)	900	817
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (d)	2,535	1,941
VZ Secured Financing BV 5% 1/15/32 (d)	3,855	3,279
Ziggo Bond Co. BV 5.125% 2/28/30 (d)	835	690
Ziggo BV 4.875% 1/15/30 (d)	3,795	3,306
		88,983
Capital Goods - 0.2%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)	1,015	909
Chart Industries, Inc. 7.5% 1/1/30 (d)	2,500	2,556
		3,465
Chemicals - 1.7%
Compass Minerals International, Inc. 6.75% 12/1/27 (d)	3,850	3,756
Gpd Companies, Inc. 10.125% 4/1/26 (d)	370	332
Ingevity Corp. 3.875% 11/1/28 (d)	1,515	1,328
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (d)	495	449
LSB Industries, Inc. 6.25% 10/15/28 (d)	3,360	3,027
Olin Corp. 5% 2/1/30	1,555	1,470
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)	1,695	1,422
7.125% 10/1/27 (d)	880	862
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)	1,035	911
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	1,985	1,833
The Chemours Co. LLC:
5.375% 5/15/27	4,500	4,160
5.75% 11/15/28 (d)	2,165	1,973
Tronox, Inc. 4.625% 3/15/29 (d)	1,705	1,458
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	9,055	7,547
		30,528
Consumer Products - 1.0%
Angi Group LLC 3.875% 8/15/28 (d)	750	575
Diamond BC BV 4.625% 10/1/29 (d)	1,015	854
Foundation Building Materials, Inc. 6% 3/1/29 (d)	735	591
Gannett Holdings LLC 6% 11/1/26 (d)	1,230	951
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (d)	1,240	1,125
Millennium Escrow Corp. 6.625% 8/1/26 (d)	1,660	1,155
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (d)	1,280	1,184
7.75% 2/15/29 (d)	1,120	1,101
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)	1,080	871
Tempur Sealy International, Inc.:
3.875% 10/15/31 (d)	2,230	1,837
4% 4/15/29 (d)	2,545	2,223
The Scotts Miracle-Gro Co. 4% 4/1/31	1,530	1,239
TKC Holdings, Inc. 6.875% 5/15/28 (d)	5,855	4,786
		18,492
Containers - 0.7%
BWAY Holding Co. 7.875% 8/15/26 (d)(g)	1,895	1,912
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	4,780	4,670
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,210	1,156
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)	825	721
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	1,125	974
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)	570	503
LABL, Inc. 5.875% 11/1/28 (d)	2,095	1,893
Sealed Air Corp. 6.125% 2/1/28 (d)	950	958
Trivium Packaging Finance BV 5.5% 8/15/26 (d)	1,075	1,031
		13,818
Diversified Financial Services - 2.4%
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)	2,115	1,868
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)	965	871
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	1,230	793
3.625% 10/1/31 (d)	1,270	740
Compass Group Diversified Holdings LLC:
5% 1/15/32 (d)	870	713
5.25% 4/15/29 (d)	2,270	2,043
Hightower Holding LLC 6.75% 4/15/29 (d)	785	676
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	3,415	2,974
5.25% 5/15/27	5,725	5,346
6.25% 5/15/26	8,840	8,684
LPL Holdings, Inc. 4% 3/15/29 (d)	2,520	2,255
MSCI, Inc.:
3.25% 8/15/33 (d)	1,245	1,021
4% 11/15/29 (d)	900	819
OneMain Finance Corp.:
4% 9/15/30	720	574
5.375% 11/15/29	9,325	8,165
6.625% 1/15/28	1,185	1,155
6.875% 3/15/25	775	773
7.125% 3/15/26	4,710	4,679
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)	510	483
		44,632
Diversified Media - 0.2%
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	4,535	3,537
Energy - 9.0%
Altus Midstream LP 5.875% 6/15/30 (d)	1,335	1,268
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (d)	1,205	1,119
5.75% 3/1/27 (d)	2,655	2,575
5.75% 1/15/28 (d)	1,705	1,630
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	1,045	930
Callon Petroleum Co. 6.375% 7/1/26	1,080	1,040
Centennial Resource Production LLC 5.875% 7/1/29 (d)	1,165	1,089
CGG SA 8.75% 4/1/27 (d)	1,530	1,357
Cheniere Energy Partners LP:
3.25% 1/31/32	1,270	1,060
4% 3/1/31	7,980	7,159
Chesapeake Energy Corp.:
4.875% 12/31/49 (b)(h)	2,950	0
5.75% 3/15/23 (b)(h)	1,890	0
5.875% 2/1/29 (d)	2,735	2,619
6.75% 4/15/29 (d)	1,150	1,134
7% 10/1/24 (b)(h)	840	0
8% 1/15/25 (b)(h)	480	0
8% 6/15/27 (b)(h)	300	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)	1,880	1,889
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	1,105	1,083
7% 6/15/25 (d)	3,035	3,009
CNX Midstream Partners LP 4.75% 4/15/30 (d)	900	762
CNX Resources Corp.:
6% 1/15/29 (d)	690	633
7.375% 1/15/31 (d)	890	866
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	4,426	3,795
6.75% 3/1/29 (d)	7,095	6,545
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	12,200	11,660
6% 2/1/29 (d)	8,530	8,092
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)	665	609
CVR Energy, Inc.:
5.25% 2/15/25 (d)	3,075	2,967
5.75% 2/15/28 (d)	3,170	2,901
DCP Midstream Operating LP:
5.85% 5/21/43 (d)(e)	5,780	5,708
8.125% 8/16/30	130	148
Delek Logistics Partners LP 7.125% 6/1/28 (d)	2,645	2,426
DT Midstream, Inc.:
4.125% 6/15/29 (d)	1,215	1,066
4.375% 6/15/31 (d)	1,215	1,063
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)	1,365	1,338
EnLink Midstream LLC:
5.375% 6/1/29	650	624
6.5% 9/1/30 (d)	1,765	1,798
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	1,345	1,178
5.125% 6/15/28 (d)	1,570	1,479
5.5% 10/15/30 (d)	890	830
5.625% 2/15/26 (d)	2,690	2,663
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)	310	298
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (d)	1,060	987
6.375% 4/15/27 (d)	890	880
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (d)	2,300	2,174
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (d)	2,055	1,988
MEG Energy Corp. 7.125% 2/1/27 (d)	1,580	1,621
Mesquite Energy, Inc. 7.25% 12/31/49 (b)(d)(h)	6,264	0
Nabors Industries Ltd.:
7.25% 1/15/26 (d)	1,580	1,527
7.5% 1/15/28 (d)	1,360	1,296
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	3,115	2,866
6.75% 9/15/25 (d)	3,630	3,473
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	1,410	1,339
Occidental Petroleum Corp.:
3.5% 8/15/29	1,870	1,724
5.875% 9/1/25	3,000	3,037
6.125% 1/1/31	3,010	3,142
6.2% 3/15/40	800	808
6.375% 9/1/28	2,410	2,502
6.45% 9/15/36	2,650	2,787
6.6% 3/15/46	1,590	1,693
6.625% 9/1/30	2,995	3,180
7.2% 3/15/29	545	567
7.5% 5/1/31	155	172
8.875% 7/15/30	1,595	1,878
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	3,845	3,625
7.25% 6/15/25	2,125	2,117
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	4,415	4,414
SM Energy Co.:
5.625% 6/1/25	2,480	2,430
6.625% 1/15/27	850	826
6.75% 9/15/26	845	832
Southwestern Energy Co.:
5.375% 3/15/30	1,665	1,551
7.75% 10/1/27	1,285	1,340
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)	1,610	1,401
Summit Midstream Holdings LLC 8.5% (d)(i)	1,290	1,256
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,320	1,194
4.5% 4/30/30	1,710	1,523
6% 4/15/27	4,740	4,737
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	95	87
6% 3/1/27 (d)	950	901
6% 9/1/31 (d)	1,620	1,458
7.5% 10/1/25 (d)	1,120	1,134
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	1,405	1,313
Teine Energy Ltd. 6.875% 4/15/29 (d)	1,145	1,069
Transocean Titan Finance Ltd. 8.375% 2/1/28 (d)	1,472	1,525
Transocean, Inc. 8.75% 2/15/30 (d)	1,420	1,464
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	1,035	921
4.125% 8/15/31 (d)	1,035	918
		166,087
Environmental - 0.8%
Clean Harbors, Inc. 6.375% 2/1/31 (d)	790	805
Covanta Holding Corp.:
4.875% 12/1/29 (d)	2,885	2,521
5% 9/1/30	1,495	1,272
Darling Ingredients, Inc.:
5.25% 4/15/27 (d)	2,655	2,589
6% 6/15/30 (d)	2,040	2,030
GFL Environmental, Inc.:
4% 8/1/28 (d)	1,275	1,132
4.75% 6/15/29 (d)	1,625	1,467
Madison IAQ LLC:
4.125% 6/30/28 (d)	1,535	1,351
5.875% 6/30/29 (d)	1,225	972
		14,139
Food & Drug Retail - 1.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	4,630	3,993
4.625% 1/15/27 (d)	4,225	4,006
4.875% 2/15/30 (d)	6,100	5,611
BellRing Brands, Inc. 7% 3/15/30 (d)	2,425	2,407
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	675	565
Parkland Corp.:
4.5% 10/1/29 (d)	1,145	982
4.625% 5/1/30 (d)	1,735	1,491
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)	1,470	1,390
		20,445
Food/Beverage/Tobacco - 2.0%
C&S Group Enterprises LLC 5% 12/15/28 (d)	1,110	856
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)	855	780
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (d)	10,845	10,539
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)	1,185	1,185
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (d)	1,720	1,550
4.375% 1/31/32 (d)	860	770
Performance Food Group, Inc.:
4.25% 8/1/29 (d)	1,160	1,035
5.5% 10/15/27 (d)	1,353	1,302
Pilgrim's Pride Corp.:
4.25% 4/15/31 (d)	2,740	2,377
5.875% 9/30/27 (d)	1,110	1,101
Post Holdings, Inc.:
4.5% 9/15/31 (d)	6,170	5,322
4.625% 4/15/30 (d)	2,050	1,804
5.5% 12/15/29 (d)	865	802
5.625% 1/15/28 (d)	3,640	3,504
Simmons Foods, Inc. 4.625% 3/1/29 (d)	1,070	907
TreeHouse Foods, Inc. 4% 9/1/28	500	417
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	810	643
U.S. Foods, Inc. 4.625% 6/1/30 (d)	1,070	958
United Natural Foods, Inc. 6.75% 10/15/28 (d)	1,055	1,018
		36,870
Gaming - 2.9%
Affinity Gaming LLC 6.875% 12/15/27 (d)	550	492
Boyd Gaming Corp. 4.75% 6/15/31 (d)	4,225	3,802
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	2,530	2,163
6.25% 7/1/25 (d)	5,705	5,683
7% 2/15/30 (d)(g)	2,845	2,895
8.125% 7/1/27 (d)	11,605	11,779
Caesars Resort Collection LLC 5.75% 7/1/25 (d)	1,900	1,900
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)	890	843
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (d)	4,710	4,157
6.75% 1/15/30 (d)	4,950	4,109
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	1,250	1,163
Melco Resorts Finance Ltd. 5.75% 7/21/28 (d)	600	538
MGM Resorts International 4.75% 10/15/28	1,470	1,333
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)	4,840	3,479
5.875% 9/1/31 (d)	1,970	1,375
Station Casinos LLC 4.625% 12/1/31 (d)	1,300	1,096
Studio City Finance Ltd. 5% 1/15/29 (d)	725	583
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29 (d)	1,445	1,302
4.25% 12/1/26 (d)	3,015	2,845
4.625% 12/1/29 (d)	1,720	1,602
		53,139
Healthcare - 4.3%
180 Medical, Inc. 3.875% 10/15/29 (d)	910	806
Avantor Funding, Inc. 3.875% 11/1/29 (d)	860	756
Cano Health, Inc. 6.25% 10/1/28 (d)	565	360
Catalent Pharma Solutions:
3.5% 4/1/30 (d)	850	703
5% 7/15/27 (d)	595	563
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	1,365	1,216
4% 3/15/31 (d)	1,545	1,363
4.25% 5/1/28 (d)	485	449
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	2,860	2,188
5.25% 5/15/30 (d)	2,625	2,118
5.625% 3/15/27 (d)	945	837
6% 1/15/29 (d)	1,085	952
6.125% 4/1/30 (d)	2,910	1,749
8% 3/15/26 (d)	11,505	11,106
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	535	416
4.625% 6/1/30 (d)	4,545	3,829
Encompass Health Corp. 5.75% 9/15/25	400	397
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	850	739
HealthEquity, Inc. 4.5% 10/1/29 (d)	895	801
Hologic, Inc. 4.625% 2/1/28 (d)	645	615
IQVIA, Inc. 5% 10/15/26 (d)	1,125	1,097
Jazz Securities DAC 4.375% 1/15/29 (d)	1,635	1,492
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	955	828
Modivcare, Inc. 5.875% 11/15/25 (d)	1,105	1,068
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)	1,360	1,170
3.875% 5/15/32 (d)	1,730	1,450
Option Care Health, Inc. 4.375% 10/31/29 (d)	950	821
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	3,525	3,188
5.125% 4/30/31 (d)	2,410	2,176
Owens & Minor, Inc. 4.5% 3/31/29 (d)	1,065	868
Radiology Partners, Inc. 9.25% 2/1/28 (d)	2,350	1,422
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	1,340	1,093
Syneos Health, Inc. 3.625% 1/15/29 (d)	1,080	873
Tenet Healthcare Corp.:
4.25% 6/1/29	8,360	7,444
4.375% 1/15/30	6,245	5,551
6.125% 10/1/28	1,470	1,375
6.125% 6/15/30 (d)	3,610	3,504
6.25% 2/1/27 (d)	9,945	9,572
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27	865	800
5.125% 5/9/29	865	798
		78,553
Homebuilders/Real Estate - 1.9%
Arcosa, Inc. 4.375% 4/15/29 (d)	1,075	961
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)	1,240	1,030
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)	1,080	837
Century Communities, Inc. 3.875% 8/15/29 (d)	1,245	1,047
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)	1,455	1,405
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	1,445	1,011
5% 10/15/27	9,710	8,208
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)	4,695	3,674
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)	1,725	1,294
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29	1,070	926
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)	1,416	1,295
5.75% 1/15/28 (d)	2,100	2,037
5.875% 6/15/27 (d)	1,490	1,465
TopBuild Corp. 3.625% 3/15/29 (d)	755	644
TRI Pointe Homes, Inc. 5.7% 6/15/28	1,965	1,844
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	4,258	3,482
6.5% 2/15/29 (d)	5,265	3,659
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)	675	587
		35,406
Hotels - 0.3%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (d)	2,825	3,051
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (d)	725	644
4% 5/1/31 (d)	1,085	940
4.875% 1/15/30	1,180	1,112
		5,747
Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (d)	1,240	1,023
7% 11/15/25 (d)	5,750	5,470
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)	1,470	1,347
5.875% 11/1/29 (d)	1,290	1,124
6.75% 10/15/27 (d)	2,525	2,362
AmWINS Group, Inc. 4.875% 6/30/29 (d)	1,205	1,057
AssuredPartners, Inc. 5.625% 1/15/29 (d)	845	723
HUB International Ltd.:
5.625% 12/1/29 (d)	1,895	1,696
7% 5/1/26 (d)	1,750	1,733
MGIC Investment Corp. 5.25% 8/15/28	1,040	980
		17,515
Leisure - 2.1%
Boyne U.S.A., Inc. 4.75% 5/15/29 (d)	840	761
Carnival Corp.:
4% 8/1/28 (d)	5,050	4,353
7.625% 3/1/26 (d)	2,775	2,525
9.875% 8/1/27 (d)	2,250	2,312
NCL Corp. Ltd. 5.875% 2/15/27 (d)	1,770	1,657
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (d)	1,295	1,126
8.25% 1/15/29 (d)	6,455	6,745
9.25% 1/15/29 (d)	5,340	5,633
11.5% 6/1/25 (d)	4,411	4,731
11.625% 8/15/27 (d)	1,765	1,873
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)	1,665	1,505
Vail Resorts, Inc. 6.25% 5/15/25 (d)	850	854
Viking Cruises Ltd. 13% 5/15/25 (d)	1,265	1,341
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	625	534
Voc Escrow Ltd. 5% 2/15/28 (d)	4,075	3,583
		39,533
Metals/Mining - 1.6%
Alcoa Nederland Holding BV 4.125% 3/31/29 (d)	1,980	1,834
Alpha Natural Resources, Inc. 9.75% 12/31/99 (b)(h)	1,770	0
Arconic Corp.:
6% 5/15/25 (d)	900	891
6.125% 2/15/28 (d)	2,475	2,378
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)	3,200	2,984
4.875% 3/1/31 (d)	1,480	1,382
5.875% 6/1/27	4,015	3,949
Eldorado Gold Corp. 6.25% 9/1/29 (d)	1,895	1,710
ERO Copper Corp. 6.5% 2/15/30 (d)	1,320	1,123
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)	2,395	2,373
6.875% 3/1/26 (d)	2,600	2,499
7.5% 4/1/25 (d)	5,335	5,255
FMG Resources Pty Ltd. 4.375% 4/1/31 (d)	1,145	1,007
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	905	834
Mineral Resources Ltd.:
8% 11/1/27 (d)	895	916
8.5% 5/1/30 (d)	660	682
		29,817
Paper - 0.8%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)	760	667
4% 9/1/29 (d)	1,515	1,253
6% 6/15/27 (d)	890	889
Cascades, Inc.:
5.125% 1/15/26 (d)	790	736
5.375% 1/15/28 (d)	790	738
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (d)	1,060	1,042
8.75% 4/15/30 (d)	6,555	5,793
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	1,575	1,470
Glatfelter Corp. 4.75% 11/15/29 (d)	1,290	903
Mercer International, Inc. 5.125% 2/1/29	1,920	1,642
		15,133
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (d)	2,185	2,127
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	1,245	1,037
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (d)	1,630	1,490
4% 10/15/30 (d)	5,185	4,414
4.375% 1/15/28 (d)	5,490	5,052
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)	715	639
Garden SpinCo Corp. 8.625% 7/20/30 (d)	775	829
Papa John's International, Inc. 3.875% 9/15/29 (d)	765	658
Yum! Brands, Inc. 4.625% 1/31/32	1,530	1,396
		14,478
Services - 2.9%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	1,335	1,243
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)	1,015	817
ASGN, Inc. 4.625% 5/15/28 (d)	1,350	1,232
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)	3,249	2,802
4.625% 6/1/28 (d)	1,921	1,650
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)	1,385	1,253
4% 7/1/29 (d)	805	721
CoreCivic, Inc. 8.25% 4/15/26	7,790	7,965
Fair Isaac Corp. 4% 6/15/28 (d)	1,530	1,421
Gartner, Inc.:
3.625% 6/15/29 (d)	1,160	1,042
3.75% 10/1/30 (d)	1,535	1,360
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	1,360	1,338
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)	2,415	2,125
Hertz Corp.:
4.625% 12/1/26 (d)	740	659
5% 12/1/29 (d)	1,435	1,173
5.5% 10/15/24 (b)(d)(h)	1,505	34
6% 1/15/28 (b)(d)(h)	1,385	81
6.25% 12/31/49 (b)(h)	1,605	2
7.125% 8/1/26 (b)(d)(h)	1,430	114
IAA, Inc. 5.5% 6/15/27 (d)	755	758
Iron Mountain, Inc.:
4.5% 2/15/31 (d)	2,975	2,549
4.875% 9/15/29 (d)	3,800	3,432
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)	4,720	4,588
Service Corp. International 4% 5/15/31	1,610	1,408
Sotheby's 7.375% 10/15/27 (d)	640	615
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)	2,410	2,061
The GEO Group, Inc.:
9.5% 12/31/28 (d)	1,360	1,316
10.5% 6/30/28	3,459	3,538
TriNet Group, Inc. 3.5% 3/1/29 (d)	1,135	953
Uber Technologies, Inc.:
4.5% 8/15/29 (d)	3,730	3,321
6.25% 1/15/28 (d)	1,225	1,199
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	1,285	1,186
		53,956
Steel - 0.2%
Commercial Metals Co. 3.875% 2/15/31	780	675
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)	1,790	1,705
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	610	550
		2,930
Super Retail - 1.4%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	492	445
4.625% 11/15/29 (d)	6,520	5,754
4.75% 3/1/30	489	428
5% 2/15/32 (d)	1,535	1,324
Bath & Body Works, Inc.:
6.625% 10/1/30 (d)	4,210	4,114
6.75% 7/1/36	1,340	1,212
7.5% 6/15/29	1,135	1,151
Carvana Co.:
4.875% 9/1/29 (d)	325	145
5.5% 4/15/27 (d)	2,380	1,071
5.875% 10/1/28 (d)	235	102
EG Global Finance PLC 8.5% 10/30/25 (d)	2,595	2,446
Lithia Motors, Inc. 3.875% 6/1/29 (d)	1,770	1,504
Macy's Retail Holdings LLC:
5.875% 3/15/30 (d)	920	840
6.125% 3/15/32 (d)	885	792
Michaels Companies, Inc. 5.25% 5/1/28 (d)	1,865	1,555
Nordstrom, Inc.:
4.25% 8/1/31	3,515	2,639
4.375% 4/1/30	530	425
5% 1/15/44	250	169
6.95% 3/15/28	75	73
		26,189
Technology - 4.2%
Acuris Finance U.S. 5% 5/1/28 (d)	6,410	5,236
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	1,545	1,371
Block, Inc. 3.5% 6/1/31	1,615	1,349
CA Magnum Holdings 5.375% (d)(i)	690	635
Camelot Finance SA 4.5% 11/1/26 (d)	1,515	1,441
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,320	2,154
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)	1,345	1,341
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	1,440	1,285
4.875% 7/1/29 (d)	1,360	1,197
Coherent Corp. 5% 12/15/29 (d)	1,350	1,226
Crowdstrike Holdings, Inc. 3% 2/15/29	1,130	970
Elastic NV 4.125% 7/15/29 (d)	2,630	2,251
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)	6,860	5,933
5.25% 12/1/27 (d)	1,495	1,447
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	1,605	1,374
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (d)	1,295	1,123
MicroStrategy, Inc. 6.125% 6/15/28 (d)	4,490	3,789
NCR Corp.:
5% 10/1/28 (d)	750	661
5.125% 4/15/29 (d)	3,710	3,232
5.25% 10/1/30 (d)	750	649
onsemi 3.875% 9/1/28 (d)	5,500	5,019
Open Text Corp.:
3.875% 2/15/28 (d)	3,790	3,293
3.875% 12/1/29 (d)	955	794
6.9% 12/1/27 (d)	1,685	1,725
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)	790	665
4.125% 12/1/31 (d)	780	634
PTC, Inc.:
3.625% 2/15/25 (d)	925	887
4% 2/15/28 (d)	915	852
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)	830	306
Roblox Corp. 3.875% 5/1/30 (d)	3,295	2,782
Sensata Technologies BV 4% 4/15/29 (d)	1,530	1,371
Synaptics, Inc. 4% 6/15/29 (d)	900	779
TTM Technologies, Inc. 4% 3/1/29 (d)	1,135	992
Twilio, Inc.:
3.625% 3/15/29	6,425	5,452
3.875% 3/15/31	1,340	1,106
Uber Technologies, Inc.:
7.5% 9/15/27 (d)	4,885	4,960
8% 11/1/26 (d)	7,110	7,278
Unisys Corp. 6.875% 11/1/27 (d)	830	629
		78,188
Telecommunications - 6.0%
Altice Financing SA:
5% 1/15/28 (d)	1,580	1,343
5.75% 8/15/29 (d)	7,315	6,145
Altice France SA:
5.125% 7/15/29 (d)	9,000	7,036
5.5% 1/15/28 (d)	3,740	3,106
5.5% 10/15/29 (d)	14,870	11,706
8.125% 2/1/27 (d)	3,925	3,679
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	7,020	6,678
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	735	625
5.625% 9/15/28 (d)	580	445
Cogent Communications Group, Inc. 7% 6/15/27 (d)	885	876
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	2,830	2,573
5.875% 10/15/27 (d)	1,375	1,313
8.75% 5/15/30 (d)	890	922
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)	3,610	3,278
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)	1,895	1,650
6.75% 10/15/27 (d)	1,453	1,407
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	8,140	6,056
3.75% 7/15/29 (d)	3,160	2,310
Millicom International Cellular SA 4.5% 4/27/31 (d)	235	199
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (d)	850	771
6% 2/15/28 (d)	565	466
Sable International Finance Ltd. 5.75% 9/7/27 (d)	4,935	4,664
SBA Communications Corp.:
3.125% 2/1/29	1,695	1,436
3.875% 2/15/27	6,375	5,888
Sprint Capital Corp.:
6.875% 11/15/28	6,720	7,189
8.75% 3/15/32	5,625	6,938
Sprint Corp. 7.625% 3/1/26	2,190	2,316
Uniti Group, Inc.:
6% 1/15/30 (d)	2,125	1,409
7.875% 2/15/25 (d)	2,455	2,423
Virgin Media Finance PLC 5% 7/15/30 (d)	4,635	3,891
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)	2,875	2,444
Windstream Escrow LLC 7.75% 8/15/28 (d)	8,515	6,893
Zayo Group Holdings, Inc. 4% 3/1/27 (d)	2,675	2,127
		110,202
Textiles/Apparel - 0.3%
Crocs, Inc.:
4.125% 8/15/31 (d)	825	686
4.25% 3/15/29 (d)	1,110	967
Foot Locker, Inc. 4% 10/1/29 (d)	850	719
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	760	657
Victoria's Secret & Co. 4.625% 7/15/29 (d)	3,425	2,845
		5,874
Transportation Ex Air/Rail - 0.0%
Seaspan Corp. 5.5% 8/1/29 (d)	1,240	942
Utilities - 2.4%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	1,705	1,440
3.75% 1/15/32 (d)	850	701
4.75% 3/15/28 (d)	970	915
NRG Energy, Inc.:
3.375% 2/15/29 (d)	665	550
3.625% 2/15/31 (d)	1,320	1,046
3.875% 2/15/32 (d)	1,905	1,483
5.75% 1/15/28	2,765	2,650
Pacific Gas & Electric Co.:
3.45% 7/1/25	400	382
3.75% 7/1/28	400	368
3.75% 8/15/42	640	465
3.95% 12/1/47	2,589	1,878
4% 12/1/46	3,005	2,187
4.55% 7/1/30	3,944	3,678
PG&E Corp.:
5% 7/1/28	10,140	9,502
5.25% 7/1/30	1,150	1,058
Pike Corp. 5.5% 9/1/28 (d)	4,495	3,968
Vistra Operations Co. LLC:
4.375% 5/1/29 (d)	3,105	2,731
5% 7/31/27 (d)	3,565	3,355
5.5% 9/1/26 (d)	1,822	1,775
5.625% 2/15/27 (d)	4,435	4,283
		44,415
TOTAL NONCONVERTIBLE BONDS		1,242,394
TOTAL CORPORATE BONDS (Cost $1,368,484)		1,258,567

Common Stocks - 10.2%
	Shares	Value ($) (000s)
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (b)(j)	29,835	192
Banks & Thrifts - 0.0%
Mr. Cooper Group, Inc. (j)	1,504	69
Broadcasting - 0.2%
Nexstar Broadcasting Group, Inc. Class A	16,163	3,310
Building Materials - 0.1%
Builders FirstSource, Inc. (j)	30,500	2,431
Capital Goods - 0.2%
Regal Rexnord Corp.	20,300	2,826
Chemicals - 0.3%
CF Industries Holdings, Inc.	29,300	2,482
The Chemours Co. LLC	88,500	3,221
TOTAL CHEMICALS		5,703
Consumer Products - 0.4%
Tapestry, Inc.	47,300	2,155
Tempur Sealy International, Inc.	131,811	5,371
TOTAL CONSUMER PRODUCTS		7,526
Containers - 0.4%
Berry Global Group, Inc.	29,800	1,840
Graphic Packaging Holding Co.	159,900	3,852
WestRock Co.	45,700	1,793
TOTAL CONTAINERS		7,485
Diversified Financial Services - 0.4%
MasterCard, Inc. Class A	5,700	2,112
OneMain Holdings, Inc.	103,100	4,448
TOTAL DIVERSIFIED FINANCIAL SERVICES		6,560
Energy - 2.2%
Antero Resources Corp. (j)	47,902	1,381
California Resources Corp.	282,351	12,065
California Resources Corp. warrants 10/27/24 (j)	8,300	91
Cheniere Energy, Inc.	36,200	5,531
Chesapeake Energy Corp.	61,888	5,367
Chesapeake Energy Corp. (c)(j)	3,530	306
Diamond Offshore Drilling, Inc. (j)	16,382	188
Diamondback Energy, Inc.	10,600	1,549
EP Energy Corp. (b)(j)	147,125	990
Forbes Energy Services Ltd. (b)(j)	65,062	0
Halliburton Co.	33,000	1,360
Jonah Energy Parent LLC (b)(j)	73,213	4,124
Mesquite Energy, Inc. (b)(j)	90,382	5,413
Noble Corp. PLC (j)	1,410	57
PureWest Energy (b)	3,289	0
PureWest Energy rights (b)(j)	1,983	0
Superior Energy Services, Inc. Class A (b)(j)	17,671	1,301
Tidewater, Inc. warrants 11/14/42 (j)	12,651	604
TOTAL ENERGY		40,327
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(j)	1,458,195	1,181
Environmental - 0.1%
Darling Ingredients, Inc. (j)	21,937	1,454
Food & Drug Retail - 0.4%
Northeast Grocery, Inc. (b)(c)(j)	339,746	1,434
Southeastern Grocers, Inc. (b)(c)(j)	250,623	5,822
TOTAL FOOD & DRUG RETAIL		7,256
Food/Beverage/Tobacco - 0.1%
JBS SA	684,100	2,706
Gaming - 0.7%
Boyd Gaming Corp.	74,300	4,630
Caesars Entertainment, Inc. (j)	165,000	8,590
Studio City International Holdings Ltd.:
ADR (d)	32,338	222
(NYSE) ADR (j)	35,600	245
TOTAL GAMING		13,687
Healthcare - 0.7%
Charles River Laboratories International, Inc. (j)	10,500	2,554
Humana, Inc.	3,400	1,740
IQVIA Holdings, Inc. (j)	23,000	5,276
Tenet Healthcare Corp. (j)	15,300	839
UnitedHealth Group, Inc.	6,400	3,195
TOTAL HEALTHCARE		13,604
Metals/Mining - 0.2%
First Quantum Minerals Ltd.	116,000	2,691
Freeport-McMoRan, Inc.	39,200	1,749
Warrior Metropolitan Coal, Inc.	692	26
TOTAL METALS/MINING		4,466
Services - 0.4%
ASGN, Inc. (j)	40,000	3,638
Visa, Inc. Class A	13,200	3,039
TOTAL SERVICES		6,677
Super Retail - 0.5%
Arena Brands Holding Corp. Class B (b)(c)(j)	42,253	438
Dick's Sporting Goods, Inc.	22,100	2,890
Lowe's Companies, Inc.	18,500	3,853
Williams-Sonoma, Inc.	11,300	1,525
TOTAL SUPER RETAIL		8,706
Technology - 2.4%
Adobe, Inc. (j)	6,700	2,481
Advanced Micro Devices, Inc. (j)	11,800	887
Alphabet, Inc. Class A (j)	28,600	2,827
ASML Holding NV	3,400	2,247
CDW Corp.	20,000	3,921
Fiserv, Inc. (j)	28,300	3,019
Global Payments, Inc.	25,600	2,886
Lam Research Corp.	2,400	1,200
Marvell Technology, Inc.	82,100	3,543
Meta Platforms, Inc. Class A (j)	13,900	2,071
Microchip Technology, Inc.	66,600	5,169
Microsoft Corp.	15,200	3,767
NXP Semiconductors NV	14,900	2,746
onsemi (j)	89,360	6,563
SS&C Technologies Holdings, Inc.	19,563	1,181
TOTAL TECHNOLOGY		44,508
Telecommunications - 0.1%
GTT Communications, Inc. (b)	11,856	146
Palo Alto Networks, Inc. (j)	10,600	1,682
TOTAL TELECOMMUNICATIONS		1,828
Textiles/Apparel - 0.0%
Victoria's Secret & Co. (j)	13,333	562
Utilities - 0.3%
NRG Energy, Inc.	21,936	751
PG&E Corp. (j)	307,379	4,887
TOTAL UTILITIES		5,638
TOTAL COMMON STOCKS (Cost $135,099)		188,702

Bank Loan Obligations - 5.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Air Transportation - 0.3%
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.13% 8/11/28 (e)(f)(k)	1,234	1,232
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1614% 4/8/26 (e)(f)(k)	196	192
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1614% 4/4/26 (e)(f)(k)	105	103
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5577% 10/20/27 (e)(f)(k)	442	456
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5677% 4/21/28 (e)(f)(k)	3,439	3,431
TOTAL AIR TRANSPORTATION		5,414
Automotive & Auto Parts - 0.0%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8197% 12/17/28 (e)(f)(k)	327	278
Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.1759% 2/27/28 (e)(f)(k)	1,218	1,214
Broadcasting - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.7755% 5/25/26 (e)(f)(k)	894	804
Univision Communications, Inc.:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 8.8302% 6/10/29 (e)(f)(k)	114	114
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 1/31/29 (e)(f)(k)	997	978
TOTAL BROADCASTING		1,896
Building Materials - 0.4%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 5/17/28 (e)(f)(k)	3,157	2,538
Hunter Douglas, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 7.8588% 2/25/29 (e)(f)(k)	3,328	3,043
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 6/4/28 (e)(f)(k)	852	821
TOTAL BUILDING MATERIALS		6,402
Cable/Satellite TV - 0.2%
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 8.5172% 1/31/26 (e)(f)(k)	4,591	4,407
Capital Goods - 0.0%
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 12/8/29 (f)(k)(l)	275	275
Chemicals - 0.4%
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.3442% 8/29/29 (e)(f)(k)	84	85
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 8.9625% 10/4/29 (e)(f)(k)	6,200	5,922
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5% 11/9/28 (e)(f)(k)	515	503
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5% 9/22/28 (e)(f)(k)	376	374
TOTAL CHEMICALS		6,884
Consumer Products - 0.3%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4849% 12/22/26 (e)(f)(k)	2,521	2,447
The Golub Corp. 2LN, term loan 3 month U.S. LIBOR + 13.500% 18.06% 5/8/26 (b)(e)(f)(k)	2,194	2,117
TOTAL CONSUMER PRODUCTS		4,564
Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 8.2592% 2/9/26 (e)(f)(k)	187	165
Energy - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (b)(e)(h)(k)	610	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(f)(h)(k)	1,671	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(f)(h)(k)	721	0
Natgasoline LLC Tranche B, term loan 1 month U.S. LIBOR + 3.500% 8.125% 11/14/25 (e)(f)(k)	331	327
TOTAL ENERGY		327
Environmental - 0.0%
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.823% 11/30/28 (e)(f)(k)	314	314
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.823% 11/30/28 (e)(f)(k)	24	24
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9883% 6/21/28 (e)(f)(k)	404	386
TOTAL ENVIRONMENTAL		724
Food/Beverage/Tobacco - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 7.9302% 1/24/29 (e)(f)(k)	328	301
Gaming - 0.3%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.5614% 1/27/29 (e)(f)(k)	5,508	5,439
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.578% 4/7/29 (e)(f)(k)	348	347
TOTAL GAMING		5,786
Healthcare - 0.4%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 10/1/27 (e)(f)(k)	2,282	2,225
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 5/5/28 (e)(f)(k)	826	825
Organon & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.75% 6/2/28 (e)(f)(k)	2,155	2,148
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 11/15/28 (e)(f)(k)	978	969
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7% 7/3/28 (e)(f)(k)	242	242
TOTAL HEALTHCARE		6,409
Hotels - 0.5%
Carnival Finance LLC Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.250% 7.8197% 10/18/28 (e)(f)(k)	9,054	8,827
Insurance - 0.5%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8197% 2/15/27 (e)(f)(k)	203	197
Alliant Holdings Intermediate LLC:
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 5/9/25 (e)(f)(k)	1,626	1,623
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0084% 11/12/27 (e)(f)(k)	1,779	1,775
HUB International Ltd. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.0574% 4/25/25 (e)(f)(k)	5,759	5,751
CME Term SOFR 1 Month Index + 4.000% 8.2202% 11/10/29 (e)(f)(k)	150	150
TOTAL INSURANCE		9,496
Leisure - 0.0%
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8114% 1/15/30 (e)(f)(k)	545	546
Paper - 0.2%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.8364% 4/13/29 (e)(f)(k)	3,129	3,070
Services - 0.9%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.6614% 12/20/29 (e)(f)(k)	165	151
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1614% 12/21/28 (e)(f)(k)	771	764
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 10.1336% 12/10/29 (e)(f)(k)	2,170	1,876
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 12/10/28 (e)(f)(k)	6,188	5,891
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 12.9799% 8/22/25 (e)(f)(k)	2,615	2,473
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 2/21/25 (e)(f)(k)	759	738
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (e)(f)(k)	2,490	2,278
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.125% 12/10/26 (e)(f)(k)	906	901
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.765% 3/4/28 (e)(f)(k)	2,665	2,093
TOTAL SERVICES		17,165
Specialty Retailing - 0.0%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 12.8322% 6/30/27 (e)(f)(k)	112	96
Super Retail - 0.0%
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 4/15/28 (e)(f)(k)	724	664
Technology - 0.9%
Acuris Finance U.S., Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.7302% 2/16/28 (e)(f)(k)	142	140
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.0116% 2/15/29 (e)(f)(k)	4,316	4,083
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (f)(k)(m)	529	500
Camelot Finance SA Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.5173% 10/31/26 (e)(f)(k)	143	143
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 3/31/28 (e)(f)(k)	256	249
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 8/19/28 (e)(f)(k)	1,570	1,555
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7% 7/3/28 (e)(f)(k)	973	972
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 2/1/28 (e)(f)(k)	1,756	1,745
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 6/2/28 (e)(f)(k)	899	853
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9849% 8/31/28 (e)(f)(k)	881	863
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 4/22/28 (e)(f)(k)	765	745
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3197% 1/31/27 (e)(f)(k)	390	389
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0319% 5/3/26 (e)(f)(k)	3,965	3,896
2LN, term loan 1 month U.S. LIBOR + 5.250% 10.0319% 5/3/27 (e)(f)(k)	570	543
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 2/28/27 (e)(f)(k)	316	313
TOTAL TECHNOLOGY		16,989
Telecommunications - 0.2%
Frontier Communications Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5% 5/1/28 (e)(f)(k)	673	659
GTT Communications BV 1LN, term loan:
11.423% 1/3/28 (e)(k)	567	446
13.6802% 6/3/28 (e)(k)	450	202
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 9.2299% 11/1/24 (e)(f)(k)	933	650
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.5697% 3/9/27 (e)(f)(k)	1,082	906
TOTAL TELECOMMUNICATIONS		2,863
Utilities - 0.2%
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.5797% 6/23/25 (e)(f)(k)	3,705	3,698
TOTAL BANK LOAN OBLIGATIONS (Cost $113,935)		108,460

Preferred Securities - 7.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 6.4%
Ally Financial, Inc. 4.7% (e)(i)	945	725
Bank of America Corp.:
5.125% (e)(i)	12,000	11,670
5.875% (e)(i)	14,280	13,673
6.1% (e)(i)	2,590	2,591
Citigroup, Inc.:
4.15% (e)(i)	10,000	8,900
4.7% (e)(i)	2,135	1,951
5% (e)(i)	13,000	12,415
5.35% (e)(i)	12,655	12,592
6.3% (e)(i)	4,585	4,510
Goldman Sachs Group, Inc.:
4.4% (e)(i)	1,120	1,015
4.95% (e)(i)	1,880	1,804
5.3% (e)(i)	15,000	14,753
JPMorgan Chase & Co.:
4% (e)(i)	4,755	4,350
4.6% (e)(i)	3,265	3,055
5% (e)(i)	24,800	24,118
TOTAL BANKS & THRIFTS		118,122
Energy - 1.0%
Energy Transfer LP:
6.25% (e)(i)	1,625	1,532
6.625% (e)(i)	456	381
7.125% (e)(i)	17,150	15,667
TOTAL ENERGY		17,580
TOTAL PREFERRED SECURITIES (Cost $144,104)		135,702

Other - 2.2%
	Shares	Value ($) (000s)
Other - 2.2%
Fidelity Private Credit Central Fund LLC (c)(n) (Cost $39,335)	3,963,852	39,357

Money Market Funds - 5.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (o) (Cost $99,947)	99,927,417	99,947

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $1,900,904)	1,830,735
NET OTHER ASSETS (LIABILITIES) - 0.7%	13,766
NET ASSETS - 100.0%	1,844,501

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $60,961,000 or 3.3% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $922,049,000 or 50.0% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Non-income producing - Security is in default.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Non-income producing
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $529,000 and $500,000, respectively.

(n)	Affiliated Fund
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	1,538

Chesapeake Energy Corp.	2/10/21	33

Fidelity Private Credit Central Fund LLC	12/09/21 - 1/31/23	39,390

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	711

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	1,228

New Cotai LLC/New Cotai Capital Corp.	9/11/20	7,224

Northeast Grocery, Inc.	11/08/21	135

Southeastern Grocers, Inc.	6/01/18	1,763

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	143,722	55,298	99,073	1,232	-	-	99,947	0.2%
Fidelity Securities Lending Cash Central Fund 4.38%	139	16	155	-	-	-	-	0.0%
Total	143,861	55,314	99,228	1,232	-	-	99,947

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Central Fund LLC	22,391	21,307	4,508	948	(114)	281	39,357
	22,391	21,307	4,508	948	(114)	281	39,357

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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